ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 31,141
Declared date of dividends to be distributed to shareholders	2016-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2016
Amount available for dividends under the Japanese Companies Act	¥ 567,647
Equity in undistributed earnings of the companies accounted for by the equity method	45,694	¥ 30,531	¥ 18,368
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	¥ 23,294
Maximum
Class of Stock [Line Items]
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	25.00%
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 47,949